SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Weighted Average Grant Date Fair Value

WEIGHTED AVERAGE GRANT DATE FAIR VALUE	2022	2021	2020
Stock options	$34.03	$40.64	$28.64
RSUs	87.68	104.98	63.28
PSUs/Performance shares	95.40	108.51	63.28

Stock-Based Compensation Activity

STOCK-BASED COMPENSATION ACTIVITY	Stock options				RSUs
	Shares (in thousands)	Weighted average exercise price	Weighted average contractual term (in years)	Intrinsic value (in millions)	Shares (in thousands)	Weighted average grant date fair value	Weighted average contractual term (in years)	Intrinsic value (in millions)
Outstanding at January 1, 2022	38,414	$144.97			8,057	$77.90
Granted	435	92.33			4,110	87.68
Exercised	(951)	64.45			(1,630)	89.08
Forfeited	(266)	95.12			(850)	81.92
Expired	(6,609)	165.67			N/A	N/A
Outstanding at December 31, 2022	31,023	$142.68	3.8	$88	9,687	$79.82	1.2	$812
Exercisable at December 31, 2022	28,723	$146.94	3.4	$83	N/A	N/A	N/A	N/A
Expected to vest	2,151	$90.14	7.7	$5	8,476	$80.03	1.2	$710

Schedule of Compensation Expense

	2022	2021	2020
Compensation expense (after-tax)(a)(b)	$305	$361	$353
Cash received from stock options exercised	62	93	6
Intrinsic value of stock options exercised and RSU/PSUs vested	170	217	81
(a)Post Separation, compensation expense (after-tax) for continuing operations was $251 million, $305 million, and $293 million in 2022, 2021, and 2020, respectively. Unrecognized compensation cost for continuing operations related to unvested equity awards as of December 31, 2022 was $337 million, which will be amortized over a weighted average period of 1.0 year.
(b)Income tax benefit recognized in earnings was $17 million, $9 million and $10 million in 2022, 2021, and 2020, respectively. Post Separation, income tax benefit recognized in earnings related to continuing operations was $12 million, $1 million and $5 million in 2022, 2021, and 2020, respectively.

Schedule of Cash Proceeds and Intrinsic Value

	2022	2021	2020
Compensation expense (after-tax)(a)(b)	$305	$361	$353
Cash received from stock options exercised	62	93	6
Intrinsic value of stock options exercised and RSU/PSUs vested	170	217	81
(a)Post Separation, compensation expense (after-tax) for continuing operations was $251 million, $305 million, and $293 million in 2022, 2021, and 2020, respectively. Unrecognized compensation cost for continuing operations related to unvested equity awards as of December 31, 2022 was $337 million, which will be amortized over a weighted average period of 1.0 year.
(b)Income tax benefit recognized in earnings was $17 million, $9 million and $10 million in 2022, 2021, and 2020, respectively. Post Separation, income tax benefit recognized in earnings related to continuing operations was $12 million, $1 million and $5 million in 2022, 2021, and 2020, respectively.